Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,546,090	$ 30,086,952
Less: accumulated depreciation	(19,518,475)	(19,273,752)
Property, plant and equipment, net	9,027,615	10,813,200
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,159,632	7,150,233
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,277,579	3,322,323
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,780,713	17,165,746
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	528,093	579,016
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,800,073	$ 1,869,634